OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES
    An analysis of other liabilities is as follows:

	At December 31,
	2020	2019
	(€ thousand)
Deferred income	270,826	275,439
Advances and security deposits	253,442	348,899
Accrued expenses	60,788	85,965
Payables to personnel	33,127	28,272
Social security payables	23,261	20,334
Other	46,018	41,106
Total other liabilities	687,462	800,015
    Deferred income primarily includes amounts received under maintenance and power warranty programs of €214,153 thousand at December 31, 2020 and €219,209 thousand at December 31, 2019, which are deferred and recognized as revenues over the length of the maintenance program. Of the total liability related to maintenance and power warranty programs at December 31, 2020, the Group expects to recognize in net revenues approximately €49 million in 2021, €46 million in 2022, €37 million in 2023 and €82 million in periods subsequent to 2023. Deferred income also includes amounts collected under various other agreements, which are dependent upon the future performance of a service or other act of the Group.
Advances and security deposits at December 31, 2020 and at December 31, 2019 primarily include advances received from clients for the purchase of hypercars, limited edition cars and Icona cars. Upon shipment of the cars, the advances are recognized as revenue. The decrease primarily relates to shipments of the Ferrari Monza SP1 and SP2.
    Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2020	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2020
	(€ thousand)
Maintenance and power warranty programs	219,209	64,730	(69,786)	—	214,153
Advances from customers	341,223	340,399	(432,286)	170	249,506
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2020				2019
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	315,026	35,251	5,571	355,848	422,462	10,083	6,066	438,611